INCOME TAX - Income tax benefit (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal:
Current			$ 215,000	$ 128,000
State:
Current			1,000	1,000
Valuation allowance			(3,200,000)	(3,200,000)
Total provision for income taxes	$ 59,000	$ 50,000	541,000	121,000
CONCORD ACQUISITION CORP III
Federal:
Current			1,385,741	995,207
Deferred			980,208	172,282
State:
Current			0	0
Deferred			0	0
Valuation allowance			(980,208)	(172,282)
Total provision for income taxes			$ 1,385,741	$ 995,207